Employee Benefit Plans	12 Months Ended
Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Defined Benefit Retirement Plan

We have a trusteed, noncontributory, defined benefit retirement plan covering all eligible employees hired prior to May 9, 2008. Retirement income is based on the number of years of service and annual rates of compensation. The Company has historically made annual contributions to fund the plan adequately.

Generally accepted accounting principles (“GAAP”) require employers who sponsor defined benefit plans to recognize the funded status of a defined benefit pension plan on the balance sheet and to recognize through comprehensive income the changes in the funded status in the year in which the changes occur. However, regulatory accounting standards provide that regulated entities can defer recoverable costs that would otherwise be charged to expense or equity by non-regulated entities. Current cost-of-service ratemaking in Kentucky allows recovery of net periodic benefit cost as determined under GAAP. The Kentucky Public Service Commission has been clear and consistent with its historical treatment of such rate recovery; therefore, we have recorded a regulatory asset representing the probable recovery of the portion of the change in funded status of the defined benefit plan that is expected to be recognized in future net periodic benefit cost. The regulatory asset is adjusted annually as prior service cost and actuarial losses are recognized in net periodic benefit cost.

Our obligations and the funded status of our plan, measured at June 30, 2014 and June 30, 2013, respectively, are as follows:

($000)	2014	2013

Change in Benefit Obligation
Benefit obligation at beginning of year	23,521	23,278
Service cost	1,023	1,116
Interest cost	1,038	913
Actuarial (gain)/loss	1,810	(1,271)
Benefits paid	(1,009)	(515)
Benefit obligation at end of year	26,383	23,521

Change in Plan Assets
Fair value of plan assets at beginning of year	26,201	20,971
Actual return on plan assets	3,983	2,945
Employer contributions	500	2,800
Benefits paid	(1,009)	(515)
Fair value of plan assets at end of year	29,675	26,201

Recognized Amounts
Projected benefit obligation	(26,383)	(23,521)
Plan assets at fair value	29,675	26,201
Funded status	3,292	2,680

Net amount recognized as prepaid pension on the Consolidated Balance Sheets	3,292	2,680

Items Not Yet Recognized as a Component of Net Periodic Benefit Cost
Prior service cost	(316)	(403)
Net loss	5,824	6,772
Amounts recognized as regulatory assets	5,508	6,369

The accumulated benefit obligation was $22,810,000 and $20,508,000 for 2014 and 2013, respectively.

($000)	2014	2013	2012

Components of Net Periodic Benefit Cost
Service cost	1,023	1,116	921
Interest cost	1,038	913	921
Expected return on plan assets	(1,567)	(1,578)	(1,474)
Amortization of unrecognized net loss	342	615	200
Amortization of prior service cost	(86)	(86)	(87)
Net periodic benefit cost	750	980	481

Weighted-Average % Assumptions Used to Determine Benefit Obligations
Discount rate	4.25	4.5	4.0
Rate of compensation increase	4.0	4.0	4.0

Weighted-Average % Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	4.5	4.0	5.25
Expected long-term return on plan assets	6.0	7.0	7.0
Rate of compensation increase	4.0	4.0	4.0

Plan Assets

Our target investment allocations have been developed using an asset allocation model which weighs risk versus return of various investment indices to create a target asset allocation to maximize return subject to a moderate amount of portfolio risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolios contain a diversified blend of equity and fixed income investments. Our target investment allocations are approximately 70% equity investments and 30% fixed income investments. Our equity investment target allocations are heavily weighted toward domestic equity securities, with allocations to domestic real estate securities and foreign equity securities for the purposes of diversification. Fixed income securities primarily include U.S. government obligations and corporate debt securities. For additional diversification, we invest in absolute return strategy mutual funds, which include both equity and fixed income securities, with the objective of providing a return greater than inflation. We regularly review our asset allocation and periodically rebalance our investments to our targeted allocations as appropriate.

The assets of the plan are comprised of investments in individual securities and mutual funds. In June, 2013, upon changing investment advisors for our defined benefit plan, we adopted a new asset allocation model and in 2014 transitioned to our target allocations for plan assets and reallocated our investments from mutual funds to individual securities. Previously, each individual mutual fund had been selected based on its investment strategy, which approximates a specific asset class within our target allocations.

	Target	Actual Allocations
(%)	Allocations	2014	2013
Asset Class
Cash and cash equivalents	3	3	3

Equity Securities
U.S. equity securities	36	43	53
Foreign equity securities	20	19	11
Domestic real estate	5	5	6
	61	67	70

Fixed Income Securities
U. S. fixed income security	15	12	27
Foreign fixed income security	8	6	—
	23	18	27

Other Securities
Absolute return strategy mutual funds	13	12	—
	100	100	100

Individual exchange traded equity securities, exchange traded mutual funds and treasury securities are categorized as Level 1 in the fair value hierarchy as the fair value of the investments is determined based on the quoted market price of each investment. Mutual funds are categorized based on their primary investment strategy. The respective level within the fair value hierarchy is determined as described in Note 1 of the Notes to Consolidated Financial Statements. Corporate bonds, municipal bonds and U.S. agency securities are valued based on a calculation using interest rate curves and credit spreads applied to the terms of the debt (maturity and coupon rate) supported by observable transactions and are categorized as Level 2 in the fair value hierarchy. The following represents the fair value of plan assets:

($000)	2014	Level 1	Level 2	Level 3
Asset Class
Cash	1,026	1,026	—	—

Equity Securities
U.S. equity securities	13,828	13,828	—	—
Foreign equity securities	5,706	5,706	—	—
	19,534	19,534	—	—

Fixed Income Securities
U.S. treasury securities	593	593	—	—
High yield funds	1,773	1,773	—	—
Foreign bond funds	1,771	1,771	—	—
U.S. corporate bonds	714	—	714	—
Other	577	—	577	—
	5,428	4,137	1,291	—

Other Securities
Absolute return strategy mutual funds	3,687	3,687	—	—
Total	29,675	28,384	1,291	—

($000)	2013	Level 1	Level 2	Level 3
Asset Class
Cash	778	778	—	—

Exchange Traded Mutual Funds
U.S. equity securities	14,191	14,191	—	—
Fixed income securities	6,969	6,969	—	—
Foreign equity securities	2,756	2,756	—	—
Domestic real estate securities	1,507	1,507	—	—
	25,423	25,423	—	—
Total	26,201	26,201	—	—

We determined the expected long-term rate of return for plan assets with input from plan actuaries and investment consultants based upon many factors including asset allocations, historical asset returns and expected future market conditions. The discount rates used by the Company for valuing pension liabilities are based on a review of high quality corporate bond yields with maturities approximating the remaining life of the projected benefit obligations.

We made a $500,000 discretionary contribution to the defined benefit plan in fiscal 2014. We expect to contribute $500,000 to the defined benefit plan in fiscal 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($000)

2015	3,099
2016	729
2017	735
2018	1,616
2019	1,503
2020 - 2024	7,384

Effective May 9, 2008, any employees hired on and after that date were not eligible to participate in our defined benefit plan. Freezing the defined benefit plan for new entrants did not impact the level of benefits for existing participants.

We do not provide postretirement or postemployment benefits other than the defined benefit retirement plan for retired employees and the supplemental retirement plan described below.

Employee Savings Plan

We have an Employee Savings Plan (“Savings Plan”) under which eligible employees may elect to contribute a portion of their annual compensation up to the maximum amount permitted by law. The Company matches 100% of the employee's contribution up to a maximum company contribution of 4% of the employee's annual compensation. Employees hired after May 9, 2008, who are not eligible to participate in the defined benefit retirement plan, annually receive an additional 4% non-elective contribution into their Savings Plan account. Company contributions are discretionary and subject to change with approval from our Board of Directors. For 2014, 2013 and 2012, our Savings Plan expense was $350,000, $313,000 and $325,000, respectively.

Supplemental Retirement Agreement

We sponsor a nonqualified defined contribution supplemental retirement agreement for Glenn R. Jennings, Delta's Chairman of the Board, President and Chief Executive Officer. Delta makes discretionary contributions into an irrevocable trust until Mr. Jennings' retirement. At retirement, the trustee will make annual payments of $100,000 to Mr. Jennings until the trust is depleted. For 2014, 2013 and 2012 Delta contributed $60,000 each year to the trust. As of June 30, 2014 and 2013, the irrevocable trust assets are $907,000 and $739,000, respectively. These amounts are included in other non-current assets on the accompanying Consolidated Balance Sheets. Liabilities, in corresponding amounts, are included in other long-term liabilities on the accompanying Consolidated Balance Sheets.